ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Executive and employee compensation	$ 231,390	$ 238,669
Interest on convertible notes and promissory notes	30,079	31,997
Other accrued expenses and liabilities	178,109	129,663
Total accrued liabilities	$ 439,578	$ 400,329